UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2014

Date of reporting period:  December 31, 2013

Item 1. Schedule of Investments.

Smith Group Small Cap Focused Growth Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Consumer Discretionary - 19.0%
Buckle, Inc.	40	$2,102
Children's Place Retail Stores, Inc. *	36	2,051
Cracker Barrel Old Country Store, Inc.	21	2,312
DineEquity, Inc.	26	2,172
ITT Educational Services, Inc. *	60	2,015
La-Z-Boy, Inc.	81	2,511
Papa John's International, Inc.	68	3,087
Sturm Ruger & Company, Inc.	38	2,777
		19,027
Consumer Staples - 2.4%
USANA Health Sciences, Inc. *	32	2,419
Energy - 4.0%
Carrizo Oil & Gas, Inc. *	56	2,507
Renewable Energy Group, Inc. *	132	1,513
		4,020
Financials - 10.9%
AmTrust Financial Services, Inc.	60	1,961
Evercore Partners, Inc.	45	2,690
Horace Mann Educators Corp.	75	2,366
Montpelier Re Holdings Ltd.	71	2,066
World Acceptance Corp. *	21	1,838
		10,921
Health Care - 18.7%
Align Technology, Inc. *	43	2,457
AMN Healthcare Services, Inc. *	175	2,573
Anika Therapeutics, Inc. *	66	2,519
Centene Corp. *	36	2,122
Chemed Corp.	30	2,299
NuVasive, Inc. *	71	2,295
PAREXEL International Corp. *	51	2,304
Prestige Brands Holdings, Inc. *	60	2,148
		18,717
Industrials - 16.9%
A.O. Smith Corp.	53	2,859
Deluxe Corp.	60	3,131
EnerSys	34	2,383
Generac Holdings, Inc.	58	3,285
RPX Corp. *	130	2,197
Spirit Airlines, Inc. *	66	2,997
		16,852
Information Technology - 21.3%
ARRIS Group, Inc. *	111	2,705
Cardtronics, Inc. *	58	2,520
CSG Systems International, Inc.	90	2,646
Euronet Worldwide, Inc. *	56	2,680
iGate Corp.	70	2,811
Manhattan Associates, Inc. *	24	2,819
TiVo, Inc. *	175	2,296
Unisys Corp. *	85	2,853
		21,330
Materials - 2.1%
P.H. Glatfelter Co.	75	2,073
Telecommunication Services - 2.5%
Inteliquent, Inc.	218	2,490
Total Common Stocks
(Cost $97,799)		97,849

Total Investments - 97.8%
(Cost $97,799)		97,849
Other Assets and Liabilities, Net - 2.2%		2,206
Total Net Assets - 100.0%		$100,055

* Non-income producing security.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of December 31, 2013:
	Level 1	Level 2	Level 3	Total
Common Stocks	$97,849	$-	$-	$97,849
Total Investments	$97,849	$-	$-	$97,849

Transfers between levels are recognized at the end of the reporting period. During the period ended December 31, 2013, the Fund recognized no transfers to/from Level 1 or Level 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows*:

Smith Group Small Cap Focused Growth Fund

Cost of investments	$97,799

Gross unrealized appreciation	503
Gross unrealized depreciation	(453)
Net unrealized appreciation	$50

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/James R. Arnold
                                           James R. Arnold, President

Date  February 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  February 21, 2014

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date  February 21, 2014